Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
High Income Portfolio
September 30, 2021
VIPHI-NPRT3-1121
1.808795.117
Corporate Bonds - 91.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.6%
Energy - 0.6%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,040,378	3,370,825
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	602,622	2,151,361
		5,522,186
Nonconvertible Bonds - 90.4%
Aerospace - 5.8%
Allegheny Technologies, Inc.:
4.875% 10/1/29	495,000	496,856
5.875% 12/1/27	7,080,000	7,487,100
Bombardier, Inc.:
6% 2/15/28 (d)	2,030,000	2,052,838
7.125% 6/15/26 (d)	5,885,000	6,193,963
7.5% 12/1/24 (d)	1,950,000	2,028,000
7.5% 3/15/25 (d)	6,300,000	6,433,686
7.875% 4/15/27 (d)	6,425,000	6,649,875
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,565,000	2,632,331
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,760,000	1,804,000
4.625% 3/1/28 (d)	2,735,000	2,823,888
Moog, Inc. 4.25% 12/15/27 (d)	2,140,000	2,198,850
TransDigm, Inc.:
4.625% 1/15/29	3,185,000	3,169,075
5.5% 11/15/27	9,785,000	10,078,550
6.25% 3/15/26 (d)	2,860,000	2,981,550
7.5% 3/15/27	850,000	890,375
		57,920,937
Broadcasting - 1.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	5,215,000	3,441,900
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)	2,290,000	2,272,825
5.5% 3/1/30 (d)	1,010,000	1,001,819
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	765,000	775,519
4% 7/15/28 (d)	3,590,000	3,650,581
4.125% 7/1/30 (d)	575,000	577,667
Tegna, Inc.:
4.625% 3/15/28	1,100,000	1,124,585
5% 9/15/29	425,000	437,771
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,285,556
6.625% 6/1/27 (d)	1,815,000	1,971,544
		16,539,767
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,180,000	2,275,920
SRS Distribution, Inc. 4.625% 7/1/28 (d)	780,000	795,756
		3,071,676
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,975,749
4.5% 8/15/30 (d)	1,750,000	1,805,510
4.5% 5/1/32	2,190,000	2,255,700
4.5% 6/1/33 (d)	1,870,000	1,903,136
5% 2/1/28 (d)	4,430,000	4,624,477
CSC Holdings LLC:
4.125% 12/1/30 (d)	1,195,000	1,172,594
4.625% 12/1/30 (d)	7,065,000	6,697,443
5.75% 1/15/30 (d)	3,300,000	3,355,193
Dolya Holdco 18 DAC 5% 7/15/28 (d)	2,285,000	2,360,062
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	3,595,000	3,711,838
6.5% 9/15/28 (d)	4,775,000	4,868,877
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	3,000,000	3,151,500
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	185,000	189,662
Ziggo BV:
4.875% 1/15/30 (d)	990,000	1,017,522
5.5% 1/15/27 (d)	2,457,000	2,539,924
		42,629,187
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,110,000	1,149,072
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	4,830,000	5,061,719
		6,210,791
Chemicals - 4.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,155,000	2,246,588
Bausch Health Companies, Inc. 6.25% 2/15/29 (d)	3,160,000	3,126,883
Consolidated Energy Finance SA 6.5% 5/15/26 (d)	3,425,000	3,544,875
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	2,645,000	2,641,085
7% 12/31/27 (d)	260,000	249,236
Methanex Corp.:
5.125% 10/15/27	2,855,000	3,086,969
5.65% 12/1/44	1,917,000	2,055,983
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	1,135,000
5.25% 6/1/27 (d)	2,090,000	2,195,806
Olin Corp. 5% 2/1/30	1,370,000	1,448,775
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	1,180,000	1,162,861
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,075,000	2,026,030
5.375% 5/15/27	6,542,000	7,054,566
5.75% 11/15/28 (d)	7,500,000	7,854,000
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	1,800,000	1,854,018
		41,682,675
Consumer Products - 0.3%
Diamond BC BV 4.625% 10/1/29 (d)	475,000	482,125
Mattel, Inc.:
5.45% 11/1/41	250,000	296,250
6.2% 10/1/40	1,945,000	2,499,325
		3,277,700
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)	95,000	98,556
Flex Acquisition Co., Inc. 6.875% 1/15/25 (d)	2,965,000	3,002,063
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	3,555,000	3,723,187
8.5% 8/15/27 (d)	2,470,000	2,652,163
		9,475,969
Diversified Financial Services - 2.4%
Coinbase Global, Inc. 3.375% 10/1/28 (d)	1,540,000	1,479,678
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,860,000	1,857,675
5.25% 5/15/27	10,755,000	11,131,425
6.25% 5/15/26	4,405,000	4,603,225
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	900,000	891,000
4.75% 6/15/29 (d)	1,695,000	1,683,050
OneMain Finance Corp. 3.875% 9/15/28	2,370,000	2,355,164
		24,001,217
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,725,000	4,924,584
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,110,000	1,085,358
5.625% 10/1/28 (d)	1,850,000	1,919,375
5.875% 10/1/30 (d)	1,840,000	1,937,281
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	2,105,000	2,225,785
		12,092,383
Energy - 13.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	530,000	547,755
California Resources Corp. 7.125% 2/1/26 (d)	1,465,000	1,546,022
Cheniere Energy Partners LP 3.25% 1/31/32 (d)	1,005,000	1,008,317
Cheniere Energy, Inc. 4.625% 10/15/28	2,905,000	3,061,144
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	6,680,000	6,813,600
7% 6/15/25 (d)	4,677,000	4,782,233
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,660,000	2,766,400
6.75% 3/1/29 (d)	3,065,000	3,310,200
7.5% 5/15/25 (d)	434,000	451,178
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	5,473,000	5,632,812
5.75% 4/1/25	5,907,000	6,032,524
6% 2/1/29 (d)	5,200,000	5,441,218
CVR Energy, Inc.:
5.25% 2/15/25 (d)	5,536,000	5,480,640
5.75% 2/15/28 (d)	4,164,000	4,125,941
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,780,000	2,962,021
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,635,000	1,720,838
EnLink Midstream LLC 5.625% 1/15/28 (d)	395,000	420,572
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,060,000	2,138,218
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,790,000	1,906,619
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	642,144
5.125% 6/15/28 (d)	2,465,000	2,574,816
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	670,000	694,267
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	2,885,000	2,925,390
MEG Energy Corp.:
5.875% 2/1/29 (d)	1,090,000	1,114,525
7.125% 2/1/27 (d)	1,090,000	1,144,293
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	6,955,000	6,650,719
6.75% 9/15/25 (d)	8,015,000	7,714,438
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	6,690,000	6,815,438
Occidental Petroleum Corp.:
6.125% 1/1/31	1,365,000	1,638,648
6.45% 9/15/36	3,050,000	3,837,281
7.5% 5/1/31	3,730,000	4,849,933
7.875% 9/15/31	375,000	499,977
8.875% 7/15/30	1,270,000	1,725,206
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	6,400,000	6,032,000
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	260,273
4.95% 7/15/29 (d)	1,010,000	1,050,400
6.875% 4/15/40 (d)	385,000	427,350
SM Energy Co.:
5.625% 6/1/25	1,165,000	1,171,675
6.5% 7/15/28	990,000	1,024,967
6.75% 9/15/26	270,000	275,748
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,120,000	1,135,981
5.875% 3/15/28	500,000	527,500
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	691,775
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	1,652,000	1,691,235
6% 3/1/27 (d)	4,855,000	5,081,243
6% 12/31/30 (d)	2,070,000	2,120,715
6% 9/1/31 (d)	1,780,000	1,788,900
7.5% 10/1/25 (d)	210,000	227,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)	1,800,000	1,860,210
4.875% 2/1/31	2,247,000	2,423,951
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	797,300	793,314
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	165,000	168,300
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	398,650	398,650
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	595,000	591,983
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	181,500	181,500
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	877,618	860,066
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,220,000	1,256,661
4.125% 8/15/31 (d)	1,205,000	1,256,213
		136,273,263
Environmental - 1.1%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,630,000	3,624,954
Madison IAQ LLC:
4.125% 6/30/28 (d)	2,380,000	2,380,000
5.875% 6/30/29 (d)	3,900,000	3,929,250
Stericycle, Inc. 3.875% 1/15/29 (d)	1,625,000	1,634,929
		11,569,133
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	5,767,000	5,755,322
4.875% 2/15/30 (d)	1,430,000	1,540,825
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	395,000	397,469
		7,693,616
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5% 12/15/28 (d)	3,900,000	3,686,397
JBS Finance Luxembourg SARL 3.625% 1/15/32 (d)	1,605,000	1,635,110
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	940,000	1,018,734
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)	2,195,000	2,283,963
5.5% 1/15/30 (d)	2,735,000	3,041,922
6.5% 4/15/29 (d)	5,495,000	6,133,794
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,830,000	1,916,010
Post Holdings, Inc.:
4.5% 9/15/31 (d)	2,295,000	2,267,758
4.625% 4/15/30 (d)	1,125,000	1,133,696
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	2,945,000	2,937,196
TreeHouse Foods, Inc. 4% 9/1/28	1,465,000	1,433,752
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,205,000	4,273,331
U.S. Foods, Inc. 4.75% 2/15/29 (d)	1,285,000	1,318,731
		33,080,394
Gaming - 2.7%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	2,550,433
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	1,170,000	1,184,625
6.25% 7/1/25 (d)	3,365,000	3,542,529
8.125% 7/1/27 (d)	5,135,000	5,772,895
Caesars Resort Collection LLC 5.25% 10/15/25 (d)	688,000	697,357
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,070,000	3,238,850
MCE Finance Ltd.:
5.375% 12/4/29 (d)	940,000	955,510
5.75% 7/21/28 (d)	1,420,000	1,451,950
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	795,000	811,894
Station Casinos LLC 4.5% 2/15/28 (d)	2,835,000	2,879,935
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	1,935,000	1,954,311
Wynn Macau Ltd. 5.5% 10/1/27 (d)	1,950,000	1,872,000
		26,912,289
Healthcare - 8.0%
180 Medical, Inc. 3.875% 10/15/29 (d)	760,000	771,400
Avantor Funding, Inc. 4.625% 7/15/28 (d)	2,795,000	2,941,738
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	1,335,000	1,383,394
5% 1/30/28 (d)	1,420,000	1,347,182
7% 1/15/28 (d)	2,335,000	2,392,675
Cano Health, Inc. 6.25% 10/1/28 (d)	1,035,000	1,045,350
Catalent Pharma Solutions 3.5% 4/1/30 (d)	925,000	925,000
Centene Corp. 4.625% 12/15/29	3,100,000	3,378,380
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	674,025
4.25% 5/1/28 (d)	290,000	300,977
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,065,000	2,077,906
5.625% 3/15/27 (d)	5,805,000	6,078,590
6% 1/15/29 (d)	2,135,000	2,263,100
6.125% 4/1/30 (d)	1,680,000	1,632,498
6.875% 4/15/29 (d)	1,160,000	1,162,726
8% 3/15/26 (d)	2,480,000	2,629,978
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	1,245,000
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	5,075,000	5,220,200
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	445,000	454,323
HCRX Investments Holdco LP 4.5% 8/1/29 (d)	480,000	482,400
HealthEquity, Inc. 4.5% 10/1/29 (d)	415,000	421,225
Hologic, Inc.:
3.25% 2/15/29 (d)	2,030,000	2,030,964
4.625% 2/1/28 (d)	395,000	415,738
IQVIA, Inc. 5% 5/15/27 (d)	2,745,000	2,851,177
Jazz Securities DAC 4.375% 1/15/29 (d)	3,125,000	3,238,438
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	466,448
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	855,000	893,475
Mozart Debt Merger Sub, Inc.:
0% 3/31/29 (d)(f)	2,475,000	2,475,000
0% 9/30/29 (d)(f)	1,795,000	1,795,000
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	4,490,000	4,579,800
5.125% 4/30/31 (d)	1,230,000	1,291,931
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	590,850
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,216,000	2,383,142
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	3,120,000	3,209,700
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	555,913
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	2,345,000	2,380,175
4.625% 6/15/28 (d)	4,470,000	4,631,635
6.125% 10/1/28 (d)	4,680,000	4,916,223
6.25% 2/1/27 (d)	1,195,000	1,239,813
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	670,000	713,684
Vizient, Inc. 6.25% 5/15/27 (d)	240,000	250,800
		79,737,973
Homebuilders/Real Estate - 3.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	570,497
Howard Hughes Corp.:
4.125% 2/1/29 (d)	775,000	775,969
4.375% 2/1/31 (d)	775,000	779,580
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,880,000	2,923,920
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,735,000	2,836,906
TopBuild Corp. 4.125% 2/15/32 (d)(f)	2,135,000	2,156,350
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	5,126,675
6.5% 2/15/29 (d)	14,410,000	14,823,029
		29,992,926
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,175,000	2,142,375
3.75% 5/1/29 (d)	295,000	297,950
4% 5/1/31 (d)	1,055,000	1,070,825
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	1,106,566
		4,617,716
Insurance - 1.6%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	260,000	262,600
6.75% 10/15/27 (d)	8,742,000	9,047,970
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,350,000	3,397,068
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	799,929
HUB International Ltd. 7% 5/1/26 (d)	2,155,000	2,227,731
		15,735,298
Leisure - 2.3%
Carnival Corp.:
4% 8/1/28 (d)	2,305,000	2,328,050
5.75% 3/1/27 (d)	4,050,000	4,181,625
6.65% 1/15/28	175,000	185,938
7.625% 3/1/26 (d)	4,445,000	4,745,038
NCL Corp. Ltd. 5.875% 3/15/26 (d)	525,000	538,125
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	383,875
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	2,341,125
5.5% 8/31/26 (d)	2,375,000	2,441,358
5.5% 4/1/28 (d)	2,785,000	2,848,523
9.125% 6/15/23 (d)	470,000	510,799
Viking Cruises Ltd. 13% 5/15/25 (d)	635,000	731,044
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	370,000
Voc Escrow Ltd. 5% 2/15/28 (d)	1,150,000	1,134,705
		22,740,205
Metals/Mining - 0.9%
First Quantum Minerals Ltd.:
6.875% 10/15/27 (d)	2,238,000	2,366,685
7.25% 4/1/23 (d)	4,195,000	4,268,413
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	1,800,000	1,860,750
4.5% 9/15/27 (d)	40,000	42,298
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	495,000
		9,033,146
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	2,295,000	2,320,819
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	2,020,000	2,053,552
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,600,000	2,614,950
		6,989,321
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	3,050,000	3,008,063
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	3,815,000	3,776,850
Yum! Brands, Inc. 4.625% 1/31/32	1,985,000	2,118,988
		5,895,838
Services - 7.0%
ADT Corp. 4.125% 8/1/29 (d)	2,395,000	2,380,368
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	5,595,000	5,647,501
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	450,000	444,056
6.625% 7/15/26 (d)	355,000	375,334
APX Group, Inc. 6.75% 2/15/27 (d)	2,032,000	2,158,695
Aramark Services, Inc. 5% 2/1/28 (d)	3,815,000	3,919,913
Ascend Learning LLC:
6.875% 8/1/25 (d)	335,000	340,444
6.875% 8/1/25 (d)	2,470,000	2,510,138
ASGN, Inc. 4.625% 5/15/28 (d)	1,310,000	1,355,850
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	2,244,000	2,240,522
4.625% 6/1/28 (d)	2,326,000	2,318,743
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	5,748,000	5,892,390
4% 7/1/29 (d)	400,000	410,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,105,000	5,124,144
CoreCivic, Inc.:
4.75% 10/15/27	1,155,000	1,012,196
8.25% 4/15/26	4,950,000	5,049,000
Gartner, Inc.:
3.625% 6/15/29 (d)	575,000	579,370
3.75% 10/1/30 (d)	955,000	982,886
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	5,635,000	5,799,824
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	4,430,000	4,540,750
PowerTeam Services LLC 9.033% 12/4/25 (d)	1,170,000	1,269,450
Service Corp. International:
4% 5/15/31	1,460,000	1,509,275
5.125% 6/1/29	1,420,000	1,543,753
Sotheby's 7.375% 10/15/27 (d)	5,185,000	5,483,138
The GEO Group, Inc. 6% 4/15/26	1,315,000	1,033,866
TriNet Group, Inc. 3.5% 3/1/29 (d)	2,295,000	2,300,738
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,468,000	3,621,372
		69,843,716
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)(f)	480,000	492,000
Super Retail - 1.1%
Bath & Body Works, Inc.:
5.25% 2/1/28	235,000	259,205
6.625% 10/1/30 (d)	360,000	408,600
6.694% 1/15/27	850,000	979,625
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	2,218,825
8.5% 10/30/25 (d)	3,690,000	3,842,213
Levi Strauss & Co. 3.5% 3/1/31 (d)	1,310,000	1,323,100
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,873,550
		10,905,118
Technology - 4.4%
Acuris Finance U.S. 5% 5/1/28 (d)	3,535,000	3,517,325
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	2,705,000	2,742,559
6.125% 12/1/28 (d)	3,405,000	3,470,308
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,537,625
CDK Global, Inc. 5.25% 5/15/29 (d)	320,000	345,642
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	715,000	715,000
4.875% 7/1/29 (d)	675,000	676,316
Elastic NV 4.125% 7/15/29 (d)	2,310,000	2,321,550
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,543,500
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	3,323,000	3,388,219
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,115,000	1,254,375
ON Semiconductor Corp. 3.875% 9/1/28 (d)	1,115,000	1,151,238
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,695,000	2,601,268
5.375% 12/1/28 (d)	12,272,000	12,057,240
Sensata Technologies BV 4% 4/15/29 (d)	995,000	1,012,860
TTM Technologies, Inc. 4% 3/1/29 (d)	4,370,000	4,352,739
Twilio, Inc. 3.875% 3/15/31	730,000	747,381
		44,435,145
Telecommunications - 12.9%
Altice Financing SA:
5% 1/15/28 (d)	3,230,000	3,114,447
5.75% 8/15/29 (d)(f)	9,150,000	8,895,173
Altice France Holding SA 6% 2/15/28 (d)	4,250,000	4,037,500
Altice France SA:
5.125% 1/15/29 (d)	5,570,000	5,458,600
5.125% 7/15/29 (d)	3,525,000	3,461,656
5.5% 1/15/28 (d)	6,850,000	6,914,424
5.5% 10/15/29 (d)	3,705,000	3,667,515
8.125% 2/1/27 (d)	3,580,000	3,852,080
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)	10,430,000	10,964,538
7.5% 10/15/26 (d)	6,270,000	6,487,005
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	446,514
5.625% 9/15/28 (d)	360,000	361,305
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	552,388
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	4,695,000	4,929,750
5.875% 10/15/27 (d)	1,820,000	1,933,750
5.875% 11/1/29	2,125,000	2,150,872
6.75% 5/1/29 (d)	2,335,000	2,460,506
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	340,000	329,375
4.25% 7/1/28 (d)	2,320,000	2,337,934
4.625% 9/15/27 (d)	1,979,000	2,035,995
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	4,950,000	4,796,451
5.125% 12/15/26 (d)	4,485,000	4,653,188
6.875% 1/15/28	162,000	183,668
Millicom International Cellular SA 4.5% 4/27/31 (d)	200,000	210,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	325,000	323,271
Sable International Finance Ltd. 5.75% 9/7/27 (d)	515,000	540,750
Sprint Capital Corp.:
6.875% 11/15/28	6,978,000	8,931,840
8.75% 3/15/32	3,865,000	5,773,769
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,330,163
7.2% 7/18/36	845,000	1,035,125
7.721% 6/4/38	235,000	300,800
Uniti Group, Inc.:
6% 1/15/30 (d)(f)	4,060,000	4,024,475
7.875% 2/15/25 (d)	6,450,000	6,815,070
Virgin Media Finance PLC 5% 7/15/30 (d)	2,395,000	2,446,157
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)	690,000	701,213
5.5% 5/15/29 (d)	1,555,000	1,646,527
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	2,690,000	2,683,275
Windstream Escrow LLC 7.75% 8/15/28 (d)	4,510,000	4,710,470
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,592,368
6.125% 3/1/28 (d)	1,810,000	1,834,942
		128,924,849
Textiles/Apparel - 0.2%
Foot Locker, Inc. 4% 10/1/29 (d)	1,955,000	1,959,888
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	615,825
Seaspan Corp. 5.5% 8/1/29 (d)	3,290,000	3,356,524
		3,972,349
Utilities - 3.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	2,350,000	2,355,875
4.75% 3/15/28 (d)	585,000	619,281
DCP Midstream Operating LP 5.125% 5/15/29	1,310,000	1,474,087
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,282,000	1,336,485
InterGen NV 7% 6/30/23 (d)	4,960,000	4,885,600
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,514,938
3.625% 2/15/31 (d)	820,000	805,445
5.25% 6/15/29 (d)	2,105,000	2,239,194
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	2,778,533	2,990,396
PG&E Corp.:
5% 7/1/28	1,895,000	1,930,531
5.25% 7/1/30	4,705,000	4,816,744
Pike Corp. 5.5% 9/1/28 (d)	5,675,000	5,783,109
Vistra Operations Co. LLC:
5% 7/31/27 (d)	1,948,000	2,011,310
5.625% 2/15/27 (d)	1,455,000	1,506,012
		34,269,007
TOTAL NONCONVERTIBLE BONDS		904,983,555
TOTAL CORPORATE BONDS (Cost $892,039,201)		910,505,741

Common Stocks - 0.6%
	Shares	Value ($)
Energy - 0.6%
California Resources Corp. (g)	10,167	416,847
California Resources Corp. warrants 10/27/24 (g)	1,768	21,216
Jonah Energy Parent LLC (c)	58,499	2,702,654
Mesquite Energy, Inc. (c)(g)	82,533	2,842,429
TOTAL ENERGY		5,983,146
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(g)	1	35,011

TOTAL COMMON STOCKS (Cost $5,297,179)		6,018,157

Bank Loan Obligations - 4.8%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (h)(i)(j)	2,583,410	1,603,497

Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (h)(i)(j)	651,299	651,026

Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(h)(i)(j)	2,389,013	2,329,287
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (h)(i)(j)(k)	1,475,000	1,472,847
TOTAL CHEMICALS		3,802,134
Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (h)(i)(j)	1,402,736	1,397,252
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (h)(i)(j)	945,103	941,408
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)(j)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)(j)	658,000	0
TOTAL ENERGY		2,338,660
Gaming - 0.9%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (h)(i)(j)	3,809,575	3,795,289
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (h)(i)(j)	5,513,919	5,484,861
TOTAL GAMING		9,280,150
Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (h)(i)(j)	4,044,624	4,050,529
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0841% 6/13/26 (h)(i)(j)	2,294,744	2,289,718
TOTAL HEALTHCARE		6,340,247
Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (h)(i)(j)	2,200,372	2,200,988
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8753% 4/25/25 (h)(i)(j)	2,536,889	2,511,267
TOTAL INSURANCE		4,712,255
Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (h)(i)(j)	3,025,000	3,009,875

Services - 0.4%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (h)(i)(j)	815,000	815,367
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (h)(i)(j)	3,230,400	3,199,550
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (h)(i)(j)	254,329	251,628
TOTAL SERVICES		4,266,545
Technology - 0.5%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (h)(i)(j)	589,062	590,641
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (h)(i)(j)	773,058	767,175
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 10/31/26 (h)(i)(j)	2,425,438	2,428,979
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (h)(i)(j)	1,232,573	1,234,213
TOTAL TECHNOLOGY		5,021,008
Telecommunications - 0.7%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 0.000% 2.88% 5/31/25 (e)(h)(i)(j)	2,628,639	2,218,466
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (h)(i)(j)	280,000	284,026
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (h)(i)(j)(l)	2,904,815	2,921,751
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8326% 4/30/27 (h)(i)(j)	1,440,012	1,437,852
TOTAL TELECOMMUNICATIONS		6,862,095
TOTAL BANK LOAN OBLIGATIONS (Cost $48,787,195)		47,887,492

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (m) (Cost $49,090,252)	49,080,762	49,090,579

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $995,213,827)	1,013,501,969
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(12,964,711)
NET ASSETS - 100.0%	1,000,537,258

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,522,186 or 0.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $760,872,070 or 76.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $484,136 and $486,958, respectively.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 7/15/21	1,040,378
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	602,622

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	15,871,226	313,485,972	280,266,467	12,155	(152)	-	49,090,579	0.1%
Total	15,871,226	313,485,972	280,266,467	12,155	(152)	-	49,090,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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